19. RELATED PARTY TRANSACTIONS (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016
Number of shares	2,500,000
Exercise price			$ 4.61
Warrant E
Number of shares		350,000
Exercise price		$ 0.22
Expiration		Dec. 31, 2018
Warrant F
Number of shares		350,000
Exercise price		$ 5.00
Expiration		Dec. 31, 2018
Warrant G Member
Number of shares	1,500,000	1,500,000
Exercise price	$ 4.61	$ 5.00
Expiration	Jan. 31, 2018	Jan. 31, 2018
Warrant H Member
Number of shares	500,000	500,000
Exercise price	$ 4.61	$ 6.00
Expiration	Jan. 31, 2019	Jan. 31, 2019
Warrant I Member
Number of shares	500,000	500,000
Exercise price	$ 4.61	$ 7.00
Expiration	Jan. 31, 2020	Jan. 31, 2020